Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Consolidated Balance Sheets Adjusted For Acquisition

As of December 31, 2011

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Investment in Unconsolidated Affiliate (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$6.7	$0.9	$—	$7.6
Accounts receivable	161.4	53.4	—	214.8
Inventories	64.7	23.2	—	87.9
Other	7.1	36.3	—	43.4

Total current assets	239.9	113.8	—	353.7
Property, plant and equipment, net	1,181.8	317.6	—	1,499.4
Goodwill and intangible assets, net	255.8	43.3	—	299.1
Investments in unconsolidated affiliates	208.7	—	(101.6)	107.1
Other non-current assets	17.4	0.7	—	18.1

Total assets	$1,903.6	$475.4	$(101.6)	$2,277.4

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$269.2	$111.3	$—	$380.5
Long-term debt	746.8	—	—	746.8
Other long-term liabilities	46.7	5.1	—	51.8

Total liabilities	1,062.7	116.4	—	1,179.1

Commitments and contingent liabilities
Equity:
Partners' equity
Net equity	649.7	360.8	(103.4)	907.1
Accumulated other comprehensive income	(21.2)	(1.8)	1.8	(21.2)

Total partners' equity	628.5	359.0	(101.6)	885.9
Noncontrolling interests	212.4	—	—	212.4

Total equity	840.9	359.0	(101.6)	1,098.3

Total liabilities and equity	$1,903.6	$475.4	$(101.6)	$2,277.4

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as investments in unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas 33.33% investment in unconsolidated affiliates.

As of December 31, 2010

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Investment in Unconsolidated Affiliate(c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$6.7	$—	$—	$6.7
Accounts receivable	151.0	96.3	—	247.3
Inventories	64.1	9.5	—	73.6
Other	10.2	12.6	—	22.8

Total current assets	232.0	118.4	—	350.4
Property, plant and equipment, net	1,097.1	281.5	—	1,378.6
Goodwill and intangible assets, net	258.6	45.6	—	304.2
Investments in unconsolidated affiliates	216.9	—	(112.6)	104.3
Other non-current assets	8.6	1.1	—	9.7

Total assets	$1,813.2	$446.6	$(112.6)	$2,147.2

LIABILITIES AND EQUITY
Accounts payable and other current liabilities	$211.2	$104.1	$—	$315.3
Long-term debt	647.8	—	—	647.8
Other long-term liabilities	103.4	4.7	—	108.1

Total liabilities	962.4	108.8	—	1,071.2

Commitments and contingent liabilities
Equity:
Partners' equity
Net equity	658.4	340.5	(115.3)	883.6
Accumulated other comprehensive income	(27.7)	(2.7)	2.7	(27.7)

Total partners' equity	630.7	337.8	(112.6)	855.9
Noncontrolling interests	220.1	—	—	220.1

Total equity	850.8	337.8	(112.6)	1,076.0

Total liabilities and equity	$1,813.2	$446.6	$(112.6)	$2,147.2

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as investments in unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas 33.33% investment in unconsolidated affiliates.

Consolidated Statements Of Operations Adjusted For Acquisition

Year Ended December 31, 2011

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Equity Earnings (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$1,413.3	$765.2	$—	$2,178.5
Transportation, processing and other	163.2	9.0	—	172.2
(Losses) gains from commodity derivative activity, net	(6.7)	14.4	—	7.7

Total operating revenues	1,569.8	788.6	—	2,358.4

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,229.8	703.2	—	1,933.0
Operating and maintenance expense	105.4	20.3	—	125.7
Depreciation and amortization expense	81.0	19.6	—	100.6
General and administrative expense	37.3	11.0	—	48.3
Other income	(0.5)	—	—	(0.5)

Total operating costs and expenses	1,453.0	754.1	—	2,207.1

Operating income	116.8	34.5	—	151.3
Interest expense, net	(33.9)	—	—	(33.9)
Earnings from unconsolidated affiliates	36.9	—	(14.2)	22.7

Income before income taxes	119.8	34.5	(14.2)	140.1
Income tax (expense) benefit	(0.6)	0.1	—	(0.5)

Net income	119.2	34.6	(14.2)	139.6
Net income attributable to noncontrolling interests	(18.8)	—	—	(18.8)

Net income attributable to partners	$100.4	$34.6	$(14.2)	$120.8

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.

Year Ended December 31, 2010

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Equity Earnings (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$1,162.7	$812.4	$—	$1,975.1
Transportation, processing and other	115.3	15.0	—	130.3
(Losses) gains from commodity derivative activity, net	(8.5)	11.5	—	3.0

Total operating revenues	1,269.5	838.9	—	2,108.4

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	1,032.6	750.5	—	1,783.1
Operating and maintenance expense	79.8	18.5	—	98.3
Depreciation and amortization expense	73.7	14.4	—	88.1
General and administrative expense	33.7	12.1	—	45.8
Gain on step acquisition	(9.1)	—	—	(9.1)
Other income	(4.0)	(1.0)	—	(5.0)

Total operating costs and expenses	1,206.7	794.5	—	2,001.2

Operating income	62.8	44.4	—	107.2
Interest expense, net	(29.1)	—	—	(29.1)
Earnings from unconsolidated affiliates	38.2	—	(14.4)	23.8

Income before income taxes	71.9	44.4	(14.4)	101.9
Income tax expense	(0.3)	(1.2)	—	(1.5)

Net income	71.6	43.2	(14.4)	100.4
Net income attributable to noncontrolling interests	(9.2)	—	—	(9.2)

Net income attributable to partners	$62.4	$43.2	$(14.4)	$91.2

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.

Year Ended December 31, 2009

	DCP Midstream Partners, LP (As previously reported) (a)	Consolidate Southeast Texas (b)	Remove Southeast Texas Equity Earnings (c)	Combined DCP Midstream Partners, LP (As currently reported)
	(Millions)
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$913.0	$516.3	$—	$1,429.3
Transportation, processing and other	95.2	9.7	—	104.9
(Losses) gains from commodity derivative activity, net	(65.8)	9.5	—	(56.3)

Total operating revenues	942.4	535.5	—	1,477.9

Operating costs and expenses:
Purchases of natural gas, propane and NGLs	776.2	472.1	—	1,248.3
Operating and maintenance expense	69.7	14.5	—	84.2
Depreciation and amortization expense	64.9	12.0	—	76.9
General and administrative expense	32.3	10.8	—	43.1
Other income	—	0.5	—	0.5

Total operating costs and expenses	943.1	509.9	—	1,453.0

Operating (loss) income	(0.7)	25.6	—	24.9
Interest expense, net	(28.0)	—	—	(28.0)
Earnings from unconsolidated affiliates	26.9	—	(8.4)	18.5

(Loss) income before income taxes	(1.8)	25.6	(8.4)	15.4
Income tax expense	(0.6)	(0.4)	—	(1.0)

Net (loss) income	(2.4)	25.2	(8.4)	14.4
Net income attributable to noncontrolling interests	(8.3)	—	—	(8.3)

Net (loss) income attributable to partners	$(10.7)	$25.2	$(8.4)	$6.1

(a)	Amounts as previously reported with 33.33% of Southeast Texas' results presented as earnings from unconsolidated affiliates.
(b)	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
(c)	Adjustments to remove Southeast Texas equity earnings at 33.33%.

Preliminary Purchase Price Allocation

December 31, 2011
(Millions)
Aggregate consideration	$100.8

Cash	3.1
Accounts receivable	0.3
Inventory	4.6
Other current assets	0.7
Property, plant and equipment	57.1
Intangible assets	33.0
Goodwill	34.7
Other long-term assets	1.2
Other current liabilities	(4.3)
Long-term liabilities	(29.6)

Total purchase price allocation	$100.8

Unaudited Pro Forma Information

	Year Ended December 31, 2010
	DCP Midstream Partners, LP	Acquisition of Marysville	DCP Midstream Partners, LP Pro Forma
	(Millions, except per unit amounts)
Total operating revenues	$2,108.4	$23.2	$2,131.6
Net income attributable to partners	91.2	8.2	99.4
Less:
Net income attributable to predecessor operations	(43.2)	—	(43.2)
General partner unitholders interest in net income	(16.9)	(0.1)	(17.0)

Net income allocable to limited partners	$31.1	$8.1	$39.2

Net income per limited partner unit — basic and diluted	$0.86	$0.22	$1.08